Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of revenue and net loss	The amounts of revenue and net income (loss) of Far Ling’s Inc. and Bo Ling’s Chinese Restaurant, Inc. as included in the Company’s consolidated statement of operations for the years ended December 31, 2023 , 2022 and 2021 are as follows:
	For the year ended December 31, 2023	For the year ended December 31, 2022	From acquisition date to December 31, 2021

Net revenue	$3,175,055	$3,074,007	$606,463

Net income (loss)	$-10,905	$104,720	$-1,215,613